UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08846

Tributary Funds, Inc.

Tributary Capital Management, LLC
1620 Dodge Street
Omaha, Nebraska 68197

Karen Shaw, Treasurer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: March 31

Date of reporting period: April 1, 2017 – June 30, 2017

Item 1.  Schedule of Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 39.9%
Asset Backed Securities - 17.2%
$725,000	Ally Auto Receivables Trust, 1.53%, 04/15/19	$725,203
865,000	American Express Credit Account Master Trust, 1.53%, 12/15/21 (a)	868,715
855,000	AmeriCredit Automobile Receivables Trust, 1.92%, 11/08/19	855,974
1,205,000	Ascentium Equipment Receivables Trust, 2.29%, 06/10/21 (b)	1,205,818
978,894	Ascentium Equipment Receivables, LLC, 1.93%, 03/11/19 (b)	979,339
685,000	Ascentium Equipment Receivables, LLC, 5.92%, 06/12/23 (b)	700,091
1,215,000	Cabela's Credit Card Master Note Trust, 2.17%, 08/16/21 (b)	1,219,508
916,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	916,257
352,295	Chrysler Capital Auto Receivables Trust, 1.47%, 04/15/19 (b)	352,322
1,124,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,133,928
950,000	Eaton Vance CLO, Ltd., 2.36%, 07/15/26 (a)(b)	949,996
1,155,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,154,561
635,000	GreatAmerica Leasing Receivables Funding, LLC, 1.72%, 04/22/19 (b)	634,643
700,000	Honda Auto Receivables Owner Trust, 1.18%, 05/18/20	699,827
940,000	Magnetite IX, Ltd., 2.16%, 07/25/26 (a)(b)	939,998
21,251	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (b)	21,259
663,879	Preferred Term Securities XI Ltd / Preferred Term Securities XI, Inc., 1.92%, 09/24/33 (a)(b)	612,428
719,500	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.97%, 12/24/33 (a)(b)	651,148
538,511	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.75%, 06/24/34 (a)(b)	472,543
620,048	Preferred Term Securities XXIV, Ltd./Preferred Term Securities XXIV, Inc., 1.55%, 03/22/37 (a)(b)	502,239
257,367	Santander Drive Auto Receivables Trust, 1.97%, 11/15/19	257,522
971,665	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	971,398
387,860	SLM Student Loan Trust, 2.81%, 07/25/22 (a)	397,433

Principal Amount	Security Description	Value

$1,282,578	SLM Student Loan Trust, 2.66%, 04/25/23 (a)	$1,309,879
877,107	SLM Student Loan Trust, 2.86%, 07/25/23 (a)	900,946
970,184	Sofi Consumer Loan Program, LLC, 2.77%, 05/25/26 (b)	975,167
1,000,000	Sofi Professional Loan Program, LLC, 1.75%, 07/25/40 (b)	999,081
850,000	Verizon Owner Trust, 1.42%, 01/20/21 (b)	845,791

		22,253,014
Non-Agency Commercial Mortgage Backed Securities - 9.6%
142,764	7 WTC Depositor LLC Trust REMIC, 4.08%, 03/13/31 (b)	144,092
356,929	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (a)	358,291
2,020,684	Citigroup Commercial Mortgage Trust REMIC, 2.17%, 09/10/45 (a)(b)	131,502
1,679,285	COMM Mortgage Trust Interest Only REMIC, 1.59%, 03/10/46 (a)	57,029
52,792	DBUBS Mortgage Trust Interest Only REMIC, 0.53%, 08/10/44 (a)(b)	553
540,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	552,227
735,000	FREMF Mortgage Trust REMIC, 2.50%, 03/25/45 (a)(b)	734,088
4,565,319	GS Mortgage Securities Trust REMIC, 1.52%, 08/10/44 (a)(b)	205,946
978,861	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	988,835
527,270	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	536,289
204,835	JPMBB Commercial Mortgage Securities Trust REMIC, 1.25%, 02/15/47	204,356
955,199	Lehman Brothers Small Balance Commercial Mortgage Trust, 1.47%, 09/25/30 (a)(b)	945,106
650,000	LSTAR Commercial Mortgage Trust REMIC, 3.13%, 04/20/48 (a)(b)	657,934
1,112,058	LSTAR Commercial Mortgage Trust REMIC, 1.82%, 03/10/49 (b)	1,099,811
1,377,754	Morgan Stanley Bank of America Merrill Lynch Trust Interest Only REMIC, 1.16%, 12/15/48 (a)	62,161
889,000	WaMu Commercial Mortgage Securities Trust, 2.47%, 12/27/49 (a)(b)	885,616
467,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	470,768

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

$1,010,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.97%, 09/15/48	$1,031,239
157,730	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 0.98%, 02/15/44 (a)(b)	3,571
1,008,436	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.00%, 03/15/44 (b)	1,029,051
482,347	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 4.39%, 06/15/44 (b)	495,036
210,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.70%, 03/15/45	211,475
134,399	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.12%, 03/15/46	133,900
1,200,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,253,218
239,232	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.23%, 03/15/47	238,272

		12,430,366
Non-Agency Residential Mortgage Backed Securities - 13.1%
605,892	Bayview Commercial Asset Trust REMIC, 2.09%, 12/25/33 (a)(b)	566,846
807,773	Bayview Commercial Asset Trust REMIC, 1.45%, 12/25/36 (a)(b)	760,186
1,060,000	Bayview Commercial Mortgage Pass-Through Trust REMIC, 1.79%, 04/25/36 (a)(b)	1,031,959
87,552	Bayview Financial Acquisition Trust REMIC, 6.21%, 05/28/37 (c)	90,973
1,096,661	Bayview Financial Acquisition Trust REMIC, 3.55%, 05/28/44 (a)	1,073,405
500,000	Bayview Financial Mortgage Pass-Through Trust REMIC, 2.62%, 04/28/39 (a)	497,638
225,522	Citicorp Residential Mortgage Trust REMIC, 5.42%, 07/25/36 (c)	226,939
52,811	Citicorp Residential Mortgage Trust REMIC, 5.42%, 07/25/36 (c)	53,936
380,797	Citicorp Residential Mortgage Trust REMIC, 5.62%, 09/25/36 (c)	386,125
195,110	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	198,179
242,180	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	251,996
69,210	Citigroup Mortgage Loan Trust REMIC, 1.37%, 08/25/36 (a)	69,094
32,776	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	33,010

Principal Amount	Security Description	Value

$1,111,727	Conseco Finance Corp. REMIC, 3.91%, 04/15/32 (a)	$1,099,863
158,264	Conseco Financial Corp., 7.30%, 09/15/26 (a)	159,441
18,277	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	17,588
171,135	Credit-Based Asset Servicing and Securitization, LLC REMIC, 2.34%, 02/25/33 (a)	171,857
562,265	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (b)(c)	580,016
66,431	First NLC Trust REMIC, 1.49%, 02/25/36 (a)	66,396
654,354	Fremont Home Loan Trust REMIC, 2.09%, 11/25/34 (a)	614,565
158,298	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.87%, 03/25/34 (a)	158,376
1,133,346	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.72%, 05/25/36 (a)(b)	1,117,550
251,407	HSBC Home Equity Loan Trust USA, 2.51%, 11/20/36 (a)	251,998
13,439	Irwin Whole Home Equity Loan Trust REMIC, 2.57%, 02/25/29 (a)	13,375
105,643	Irwin Whole Loan Home Equity Trust REMIC, 2.31%, 11/25/28 (a)	105,130
82,694	Irwin Whole Loan Home Equity Trust REMIC, 1.92%, 12/25/29 (a)	82,524
691,430	Irwin Whole Loan Home Equity Trust REMIC, 2.57%, 06/25/34 (a)	689,006
674,546	JP Morgan Mortgage Acquisition Trust REMIC, 1.45%, 07/25/36 (a)	668,876
174,550	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	176,845
776,033	Long Beach Mortgage Loan Trust REMIC, 2.12%, 10/25/34 (a)	742,853
226,279	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	232,888
106,912	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	108,259
316,809	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	326,854
148,910	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	122,288
210,000	NovaStar Mortgage Funding Trust REMIC, 2.94%, 03/25/35 (a)	208,433
617,159	Oakwood Mortgage Investors, Inc. REMIC, 1.55%, 03/15/18 (a)(b)	595,774

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND
Principal Amount	Security Description	Value

$378,430	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates REMIC, 2.19%, 10/25/34 (a)	$379,644
73,566	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	73,535
75,204	Residential Accredit Loans, Inc. Trust REMIC, 12.53%, 03/25/18 (a)	76,737
45,958	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	47,851
370,762	Residential Accredit Loans, Inc. Trust REMIC, 1.60%, 01/25/35 (a)	369,653
87,297	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	85,963
437,128	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.98%, 06/25/35 (a)	432,842
70,206	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (a)	72,883
49,000	Residential Asset Securities Corp. Trust REMIC, 3.87%, 05/25/33 (a)	49,404
64,690	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (a)	66,054
62,214	Residential Asset Securitization Trust REMIC, 3.75%, 10/25/18	62,163
386,926	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	396,065
634,677	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(b)	640,711
767,395	Truman Capital Mortgage Loan Trust REMIC, 1.65%, 03/25/37 (a)(b)	759,643

		17,064,189

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $51,551,017)	51,747,569

Corporate Bonds - 31.8%
Consumer Discretionary - 5.7%
560,000	AMC Networks, Inc., 4.75%, 12/15/22	577,808
1,259,000	CBS Corp., 3.38%, 03/01/22	1,298,874
380,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	385,700
380,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (b)	391,875
520,000	Levi Strauss & Co., 5.00%, 05/01/25	543,400
1,260,000	Newell Brands, Inc., 2.05%, 12/01/17	1,262,078
720,000	Newell Brands, Inc., 3.15%, 04/01/21	737,042
445,000	PVH Corp., 4.50%, 12/15/22	459,462
470,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	492,325
1,305,000	Whirlpool Corp., 1.65%, 11/01/17	1,304,816

		7,453,380
Consumer Staples - 1.6%
665,000	Church & Dwight Co., Inc., 2.45%, 12/15/19	671,146

Principal Amount	Security Description	Value

$346,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	$349,282
119,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (b)	127,547
395,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (b)	453,262
475,000	PepsiCo., Inc., 1.50%, 02/22/19	474,333

		2,075,570
Financials - 14.5%
370,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.95%, 02/01/22	385,197
1,410,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	1,411,303
1,250,000	Bank of America Corp., MTN, 5.65%, 05/01/18	1,289,265
1,261,000	CBRE Services, Inc., 5.00%, 03/15/23	1,313,806
1,229,000	Chubb INA Holdings, Inc., 2.30%, 11/03/20	1,235,903
1,270,000	Citigroup, Inc., 2.55%, 04/08/19	1,281,994
1,320,000	JPMorgan Chase & Co., Series 1, 7.90%, (callable at 100 beginning 04/30/18) (a)(d)	1,372,140
1,295,000	KeyCorp, MTN, 2.90%, 09/15/20	1,317,292
1,325,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	1,336,141
1,275,000	Morgan Stanley, MTN, 2.63%, 11/17/21	1,272,989
1,185,000	Prudential Financial, Inc., MTN, 5.38%, 06/21/20	1,294,452
1,280,000	Regions Financial Corp., 3.20%, 02/08/21	1,308,576
1,200,000	The Goldman Sachs Group, Inc., 2.28%, 04/26/22 (a)	1,209,121
1,310,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,423,415
1,300,000	Wells Fargo & Co., Series K, 7.98%, (callable at 100 beginning 03/15/18) (a)(d)	1,354,925

		18,806,519
Health Care - 0.9%
1,158,000	Becton Dickinson and Co., 2.68%, 12/15/19	1,172,236

Industrials - 3.4%
1,207,000	Burlington Northern Santa Fe, LLC, 5.75%, 03/15/18	1,243,503
290,000	General Electric Co., MTN, 1.45%, 08/07/18 (a)	290,675
310,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (b)	332,863
1,185,000	Roper Technologies, Inc., 2.80%, 12/15/21	1,194,966
1,285,000	Textron, Inc., 3.65%, 03/01/21	1,324,649

		4,386,656

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

SHORT-INTERMEDIATE BOND FUND

Principal Amount	Security Description	Value

Information Technology - 2.8%
$1,300,000	eBay, Inc., 2.75%, 01/30/23	$1,287,654
1,050,000	Oracle Corp., 2.25%, 10/08/19	1,062,984
1,270,000	QUALCOMM, Inc., 3.00%, 05/20/22	1,302,280

		3,652,918
Telecommunication Services - 2.0%
1,223,000	AT&T, Inc., 3.80%, 03/15/22	1,265,710
1,272,000	Verizon Communications, Inc., 2.95%, 03/15/22 (b)	1,280,698

		2,546,408
Utilities - 0.9%
1,060,000	PacifiCorp, 5.50%, 01/15/19	1,118,299

Total Corporate Bonds (Cost $41,031,166)	41,211,986

Government & Agency Obligations - 25.9%
GOVERNMENT SECURITIES - 23.2%
Municipals - 0.2%
245,000	North Carolina Housing Finance Agency, North Carolina RB, 2.34%, 01/01/19	244,983

U.S. Treasury Securities - 23.0%
4,870,000	U.S. Treasury Note, 1.25%, 01/31/19	4,861,628
24,770,000	U.S. Treasury Note, 2.00%, 02/28/21	25,044,798

		29,906,426

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 2.7%
Federal Home Loan Mortgage Corp. - 0.2%
93,897	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/20	95,724
773,800	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 09/15/45	157,908

		253,632
Federal National Mortgage Association - 1.8%
2,904,164	Federal National Mortgage Association, 0.41%, 01/25/22 (a)	32,805
2,522,616	Federal National Mortgage Association, 0.82%, 02/25/22 (a)	66,128
3,321,160	Federal National Mortgage Association, 0.65%, 07/25/22 (a)	77,128
653,223	Federal National Mortgage Association, 3.00%, 10/01/26	672,195
1,115,956	Federal National Mortgage Association, 2.80%, 01/25/39 (a)	135,511
41,670	Federal National Mortgage Association REMIC, 4.00%, 07/25/21	42,449
139,755	Federal National Mortgage Association REMIC, 4.00%, 02/25/26	145,350
146,614	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	147,510
28,605	Federal National Mortgage Association REMIC, 5.00%, 03/25/39	333

Shares or Principal Amount	Security Description	Value

$441,441	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	$443,095
496,037	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	515,390

		2,277,894
Government National Mortgage Association - 0.7%
229,897	Government National Mortgage Association, 4.74%, 06/20/61 (a)	235,556
697,834	Government National Mortgage Association REMIC, 2.67%, 02/16/44	701,129

		936,685

Total Government & Agency Obligations (Cost $33,676,532)	33,619,620

Preferred Stocks - 0.4%
Financials - 0.4%
550	U.S. Bancorp., Series A, 3.50% (callable at 1,000 beginning on 07/31/17) (a)(d)	486,035

Total Preferred Stocks (Cost $564,328)	486,035

Short-Term Investments - 1.6%
Investment Company - 1.6%
2,050,266	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (e)	2,050,266

Total Short-Term Investments (Cost $2,050,266)	2,050,266

Total Investments - 99.6% (Cost $128,873,309)	129,115,476

Other assets in excess of liabilities – 0.4%	548,405
NET ASSETS – 100.0%	$129,663,881

(a)	Variable rate security. Rate presented is as of June 30, 2017.
(b)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of June 30, 2017, the aggregate value of these liquid securities were $32,570,329 or 25.1% of net assets.

(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2017.
(d)	Perpetual maturity security.
(e)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 26.0%
Asset Backed Securities - 7.6%
$1,455,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (a)	$1,465,339
1,000,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	1,000,280
1,440,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	1,452,719
1,150,000	Eaton Vance CLO, Ltd., 2.36%, 07/15/26 (a)(b)	1,149,995
1,475,000	Ford Credit Floorplan Master Owner Trust A, 2.16%, 11/15/21	1,474,440
1,300,000	Magnetite IX CLO, Ltd., 2.16%, 07/25/26 (a)(b)	1,299,997
110,728	OneMain Financial Issuance Trust, 2.43%, 06/18/24 (a)	110,770
408,745	Preferred Term Securities XI, Ltd / Preferred Term Securities XI, Inc., 1.92%, 09/24/33 (a)(b)	377,067
1,065,878	Preferred Term Securities XII, Ltd. / Preferred Term Securities XII, Inc., 1.97%, 12/24/33 (a)(b)	964,619
538,511	Preferred Term Securities XIV, Ltd. / Preferred Term Securities XIV, Inc., 1.75%, 06/24/34 (a)(b)	472,544
881,573	Preferred Term Securities XXI, Ltd. / Preferred Term Securities XXI, Inc., 1.90%, 03/22/38 (a)(b)	511,312
674,032	Preferred Term Securities XXIV, Ltd. / Preferred Term Securities XXIV, Inc., 1.55%, 03/22/37 (a)(b)	545,966
315,428	Santander Drive Auto Receivables Trust, 1.34%, 11/15/19	315,342
891,367	SLM Student Loan Trust, 2.66%, 04/25/23 (b)	910,340
1,025,000	SoFi Consumer Loan Program, LLC, 2.50%, 05/26/26 (a)	1,024,815
1,315,000	SoFi Professional Loan Program, LLC, 2.34%, 04/25/33 (a)	1,303,182
1,230,000	SoFi Professional Loan Program, LLC, 2.49%, 01/25/36 (a)	1,227,370

		15,606,097
Non-Agency Commercial Mortgage Backed Securities - 7.4%
297,991	7 WTC Depositor, LLC Trust, 4.08%, 03/13/31 (a)	300,764
1,200,000	American Tower Trust #1, 3.07%, 03/15/23 (a)	1,209,006
243,901	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (b)	244,832
590,000	CFCRE Commercial Mortgage Trust REMIC, 3.83%, 12/15/47	618,662

Principal Amount	Security Description	Value

$3,067,369	Citigroup Commercial Mortgage Trust Interest Only REMIC, 2.17%, 09/10/45 (a)(b)	$199,619
1,679,285	COMM Mortgage Trust Interest Only REMIC, 1.59%, 03/10/46 (b)	57,029
1,490,000	Cosmopolitan Hotel Trust, 2.56%, 11/15/33 (a)(b)	1,501,195
900,000	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.74%, 05/15/36 (a)(b)	915,103
52,792	DBUBS Mortgage Trust Interest Only REMIC, 0.53%, 08/10/44 (a)(b)	553
735,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (a)(b)	751,642
1,030,000	FREMF Mortgage Trust REMIC, 2.50%, 03/25/45 (a)(b)	1,028,722
6,914,983	Goldman Sachs Mortgage Securities Trust Interest Only REMIC, 1.52%, 08/10/44 (a)(b)	311,942
1,053,773	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 2.67%, 01/15/46	1,064,511
753,243	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (a)	766,127
761,649	JPMBB Commercial Mortgage Securities Trust REMIC, 2.42%, 07/15/45	765,840
1,250,000	LSTAR Commercial Mortgage Trust, 3.13%, 04/20/48 (a)(b)	1,265,257
200,000	WaMu Commercial Mortgage Securities Trust, 2.47%, 12/27/49 (a)(b)	199,239
944,007	Wells Fargo Commercial Mortgage Trust Interest Only REMIC, 2.15%, 10/15/45 (a)(b)	71,619
890,000	Wells Fargo Commercial Mortgage Trust REMIC, 2.53%, 10/15/45	897,181
669,847	Wells Fargo-RBS Commercial Mortgage Trust Interest Only REMIC, 2.23%, 11/15/45 (a)(b)	49,439
995,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 2.63%, 03/15/45	1,006,061
1,735,000	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 3.65%, 12/15/46	1,811,944

		15,036,287
Non-Agency Residential Mortgage Backed Securities - 11.0%
717,149	Bayview Commercial Asset Trust REMIC, 2.09%, 12/25/33 (a)(b)	670,934
1,077,030	Bayview Commercial Asset Trust REMIC, 1.45%, 12/25/36 (a)(b)	1,013,582
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$597,435	Bayview Financial Acquisition Trust REMIC, 3.55%, 05/28/44 (b)	$584,765
811,199	Bayview Financial Acquisition Trust REMIC, 3.10%, 08/28/44 (b)	810,523
6,839	Bayview Financial Mortgage Pass-Through Trust REMIC, 5.70%, 02/28/41 (c)	6,902
560,000	Bayview Financial Mortgage Pass-Through Trust, REMIC, 2.62%, 04/28/39 (b)	557,355
244,774	Citicorp Residential Mortgage Trust REMIC, 5.42%, 07/25/36 (c)	246,312
63,291	Citicorp Residential Mortgage Trust REMIC, 5.42%, 07/25/36 (c)	64,640
685,128	Citicorp Residential Mortgage Trust REMIC, 5.62%, 09/25/36 (c)	694,715
657,053	Citigroup Global Markets Mortgage Securities VII, Inc. REMIC, 6.93%, 08/25/28	667,389
294,447	Citigroup Mortgage Loan Trust REMIC, 6.50%, 07/25/34	312,847
1,671,636	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (a)(b)	1,739,384
72,852	Citigroup Mortgage Loan Trust REMIC, 1.37%, 08/25/36 (b)	72,731
48,383	CitiMortgage Alternative Loan Trust REMIC, 5.25%, 03/25/21	48,729
247,718	Conseco Financial Corp., 7.30%, 09/15/26 (b)	249,559
18,277	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.00%, 08/25/20	17,588
55,137	Credit Suisse First Boston Mortgage Securities Corp. REMIC, 5.75%, 04/25/33	56,691
171,135	Credit-Based Asset Servicing and Securitization, LLC REMIC, 2.34%, 02/25/33 (b)	171,857
503,079	Credit-Based Asset Servicing and Securitization, LLC REMIC, 6.02%, 12/25/37 (a)(c)	518,962
933,029	CSMLT Trust, 3.00%, 10/25/30 (a)(b)	937,621
85,322	First NLC Trust REMIC, 1.49%, 02/25/36 (b)	85,277
463,501	Fremont Home Loan Trust, 2.09%, 11/25/34 (b)	435,317
109,591	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.87%, 03/25/34 (b)	109,645
816,954	Goldman Sachs Alternative Mortgage Products Trust REMIC, 1.72%, 05/25/36 (a)(b)	805,567
458,147	Greenpoint Manufactured Housing, 7.27%, 06/15/29	469,972

Principal Amount	Security Description	Value

$196,182	HSBC Home Equity Loan Trust USA, 2.51%, 11/20/36 (b)	$196,644
109,955	Irwin Whole Loan Home Equity Trust REMIC, 2.31%, 11/25/28 (b)	109,421
13,439	Irwin Whole Loan Home Equity Trust REMIC, 2.57%, 02/25/29 (b)	13,375
139,764	Irwin Whole Loan Home Equity Trust REMIC, 1.92%, 12/25/29 (b)	139,477
814,369	Irwin Whole Loan Home Equity Trust REMIC, 2.57%, 06/25/34 (b)	811,514
690,607	JP Morgan Mortgage Acquisition Trust REMIC, 1.45%, 07/25/36 (b)	684,801
255,406	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	258,763
931,486	Mill City Mortgage Loan Trust, 2.75%, 11/25/58 (a)(b)	939,695
575,983	New Residential Mortgage Loan Trust REMIC, 3.75%, 05/28/52 (a)(b)	592,806
589,677	New Residential Mortgage Loan Trust REMIC, 3.75%, 11/25/54 (a)(b)	597,105
1,129,053	New Residential Mortgage Loan Trust REMIC, 3.75%, 08/25/55 (a)(b)	1,164,850
160,837	Nomura Asset Acceptance Corp. Alternative Loan Trust REMIC, 6.00%, 03/25/47 (c)	132,083
249,000	NovaStar Mortgage Funding Trust REMIC, 2.94%, 03/25/35 (b)	247,142
75,427	NovaStar Mortgage Funding Trust REMIC, 2.87%, 03/25/35 (b)	75,580
122,610	Renaissance Home Equity Loan Trust REMIC, 4.88%, 02/25/35 (c)	122,558
88,293	Residential Accredit Loans, Inc. Trust REMIC, 12.53%, 03/25/18 (b)	90,093
226,951	Residential Accredit Loans, Inc. Trust REMIC, 6.00%, 10/25/34	236,300
58,807	Residential Accredit Loans, Inc. Trust REMIC, 5.50%, 02/25/35	57,908
447,414	Residential Asset Mortgage Products, Inc. Trust REMIC, 1.98%, 06/25/35 (b)	443,026
58,973	Residential Asset Securities Corp. Trust REMIC, 5.96%, 09/25/31 (b)	61,222
81,912	Residential Asset Securities Corp. Trust REMIC, 4.54%, 12/25/33 (b)	83,639
1,195,524	Sequoia Mortgage Trust REMIC, 3.00%, 11/25/30 (a)(b)	1,205,892
65,437	Structured Asset Securities Corp. Mortgage Pass-Through Certificates REMIC, 2.27%, 11/25/34 (b)	65,419
1,205,016	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (a)(b)	1,233,478
794,057	Towd Point Mortgage Trust REMIC, 2.75%, 10/25/56 (a)(b)	800,127
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$885,597	Towd Point Mortgage Trust REMIC, 2.75%, 04/25/57 (a)(b)	$894,015

22,605,797

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $53,425,667)	53,248,181

Corporate Bonds - 29.6%
Consumer Discretionary - 6.0%
959,000	AMC Networks, Inc., 4.75%, 12/15/22	989,496
1,315,000	CBS Corp., 4.00%, 01/15/26	1,360,853
685,000	Comcast Corp., Class A, 3.30%, 02/01/27	693,489
1,329,000	Dollar General Corp., 3.25%, 04/15/23	1,353,473
700,000	Hanesbrands, Inc., 4.63%, 05/15/24 (a)	710,500
580,000	Hilton Worldwide Finance, LLC / Hilton Worldwide Finance Corp., 4.63%, 04/01/25 (a)	598,125
960,000	Levi Strauss & Co., 5.00%, 05/01/25	1,003,200
615,000	Newell Brands, Inc., 4.00%, 06/15/22	646,476
320,000	Newell Brands, Inc., 4.00%, 12/01/24	332,485
410,000	Newell Brands, Inc., 4.20%, 04/01/26	435,374
1,340,000	NIKE, Inc., 3.88%, 11/01/45	1,350,941
760,000	PVH Corp., 4.50%, 12/15/22	784,700
860,000	The Goodyear Tire & Rubber Co., 5.13%, 11/15/23	900,850
1,080,000	Whirlpool Corp., 4.70%, 06/01/22	1,176,063

		12,336,025
Consumer Staples - 3.0%
1,360,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	1,400,260
1,165,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	1,176,051
165,000	Kraft Heinz Foods Co., 4.88%, 02/15/25 (a)	176,851
530,000	Land O'Lakes Capital Trust I, 7.45%, 03/15/28 (a)	608,175
1,187,000	PepsiCo, Inc., 4.88%, 11/01/40	1,375,517
1,100,000	Wal-Mart Stores, Inc., 5.63%, 04/15/41	1,430,219

		6,167,073
Energy - 1.4%
905,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	884,100
1,050,000	EOG Resources, Inc., 4.15%, 01/15/26	1,103,316
731,000	Tosco Corp., 8.13%, 02/15/30	1,016,743

		3,004,159
Financials - 11.1%
630,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.95%, 02/01/22	655,875
441,306	Altitude Investments 16, LLC, 2.49%, 03/14/26	442,816
890,000	American Honda Finance Corp., 1.60%, 02/16/18 (a)	890,822

Principal Amount	Security Description	Value

$1,281,000	Bank of America Corp., MTN, 4.13%, 01/22/24	$1,351,887
1,345,000	CBRE Services, Inc., 5.00%, 03/15/23	1,401,323
1,325,000	Citigroup, Inc., 3.89%, 01/10/28 (b)	1,346,692
1,266,000	CME Group, Inc., 3.00%, 03/15/25	1,277,423
494,000	Crown Castle International Corp., 4.88%, 04/15/22	539,600
1,375,000	JPMorgan Chase & Co., Series 1, 7.90% (callable at 100 beginning 04/30/18) (b)(d)	1,429,313
1,280,000	KeyCorp, MTN, 2.90%, 09/15/20	1,302,034
1,285,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (a)	1,295,804
1,295,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	1,346,535
1,195,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	1,317,257
1,330,000	Regions Financial Corp., 3.20%, 02/08/21	1,359,692
1,097,000	The Chubb Corp., 6.80%, 11/15/31	1,454,001
1,280,000	The Goldman Sachs Group, Inc., 3.85%, 01/26/27	1,302,280
1,229,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	1,335,402
1,145,000	US Bancorp., Series J, 5.30% (callable at 100 beginning 04/15/27) (b)(d)	1,219,425
1,364,000	Wells Fargo & Co., Series K, 7.98% (callable at 100 beginning 03/15/18) (b)(d)	1,421,629

		22,689,810
Health Care - 0.3%
634,000	Becton Dickinson and Co., 3.73%, 12/15/24	644,442

Industrials - 3.1%
1,345,000	Burlington Northern Santa Fe, LLC, 4.55%, 09/01/44	1,492,980
700,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25 (a)	751,625
1,310,000	Roper Technologies, Inc., 3.80%, 12/15/26	1,346,102
1,298,000	Textron, Inc., 3.65%, 03/01/21	1,338,050
1,044,000	United Technologies Corp., 6.13%, 07/15/38	1,369,071

		6,297,828
Information Technology - 1.8%
920,000	eBay, Inc., 3.60%, 06/05/27	906,932
1,138,000	Oracle Corp., 5.38%, 07/15/40	1,385,779
1,335,000	QUALCOMM, Inc., 3.25%, 05/20/27	1,338,197

		3,630,908
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

Materials - 0.9%
$405,000	Martin Marietta Materials, Inc., 6.60%, 04/15/18	$419,448
1,294,000	The Mosaic Co., 5.45%, 11/15/33	1,366,495

		1,785,943
Telecommunication Services - 1.2%
1,205,000	AT&T, Inc., 5.15%, 03/15/42	1,232,061
1,244,000	Verizon Communications, Inc., 4.27%, 01/15/36	1,201,987

		2,434,048
Utilities - 0.8%
315,000	Alabama Power Co., Series Q, 5.50%, 10/15/17	318,301
1,024,000	PacifiCorp, 6.25%, 10/15/37	1,361,094

		1,679,395

Total Corporate Bonds (Cost $59,598,176)	60,669,631

Government & Agency Obligations - 41.6%
GOVERNMENT SECURITIES - 16.0%
Municipals - 1.8%
487,369	Florida Housing Finance Corp., Series A, Florida RB, 3.00%, 01/01/36	487,062
340,000	Montana Board of Housing, Series A-2, Montana RB, 2.38%, 06/01/20	341,853
530,000	New York City Transitional Finance Authority Future Tax Secured Revenue, New York RB, 5.77%, 08/01/36	655,610
340,000	New York City Water & Sewer System, New York RB, 5.72%, 06/15/42	444,275
225,000	State of Connecticut, Connecticut GO, 4.95%, 12/01/20	241,191
225,000	State of Connecticut, Connecticut GO, 5.63%, 12/01/29	262,498
240,000	University of Michigan, Series D, Michigan RB, 6.01%, 04/01/25	256,195
350,000	University of Nebraska, Series B-2, Nebraska RB, 5.70%, 07/01/29	360,171
410,000	West Haymarket Joint Public Agency, Nebraska GO, 6.00%, 12/15/39	512,082

		3,560,937

U.S. Treasury Securities – 0.6%
888,630	U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/28 (e)	975,471
323,818	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (e)	323,589
		1,299,060

U.S. Treasury Securities – 13.6%
2,950,000	U.S. Treasury Bond, 5.38%, 02/15/31	3,967,405
2,655,000	U.S. Treasury Bond, 4.75%, 02/15/37	3,541,003
10,135,000	U.S. Treasury Bond, 3.63%, 08/15/43	11,673,858
425,000	U.S. Treasury Note, 1.25%, 01/31/19	424,269
1,425,000	U.S. Treasury Note, 2.00%, 02/28/21	1,440,809

Principal Amount	Security Description	Value

$4,830,000	U.S. Treasury Note, 1.63%, 11/15/22	$4,748,870
2,050,000	U.S. Treasury Note, 2.13%, 05/15/25	2,036,868

		27,833,082

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 25.6%
Federal Home Loan Mortgage Corp. - 9.6%
56,451	Federal Home Loan Mortgage Corp., 3.50%, 12/01/26	58,829
644,860	Federal Home Loan Mortgage Corp., 4.50%, 11/01/30	691,638
556,048	Federal Home Loan Mortgage Corp., 4.50%, 08/01/31	597,462
1,010,783	Federal Home Loan Mortgage Corp., 4.50%, 01/01/41	1,086,560
2,615,283	Federal Home Loan Mortgage Corp., 3.00%, 07/01/43	2,624,296
2,501,852	Federal Home Loan Mortgage Corp., 4.00%, 12/01/45	2,657,806
1,501,407	Federal Home Loan Mortgage Corp., 4.00%, 10/01/44	1,589,376
1,904,737	Federal Home Loan Mortgage Corp. Interest Only REMIC, 4.00%, 09/15/45	388,697
2,871,158	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 2.12%, 08/25/18 (b)	43,895
11,058,044	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Interest Only, 1.59%, 01/25/19 (b)	202,657
138,320	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 04/15/19	139,398
774,393	Federal Home Loan Mortgage Corp. REMIC, 4.50%, 06/15/21	792,322
563,361	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 06/15/37	582,717
518,461	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 02/15/39	546,703
1,332,289	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	1,401,929
758,925	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 04/15/41	795,622
1,637,549	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 07/15/42	1,687,686
436,606	Federal Home Loan Mortgage Corp. REMIC, 3.50%, 11/15/42	452,615
959,610	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/43	1,016,665
2,185,000	Federal Home Loan Mortgage Corp. REMIC, 3.00%, 01/15/55	2,267,776

		19,624,649
Federal National Mortgage Association - 15.1%
4,295	Federal National Mortgage Association, 4.50%, 12/01/18	4,398

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

INCOME FUND

Principal Amount	Security Description	Value

$725,596	Federal National Mortgage Association, 4.16%, 08/01/21	$767,527
134,633	Federal National Mortgage Association, 7.50%, 08/01/22	141,342
53,559	Federal National Mortgage Association, 4.00%, 06/01/24	56,160
103,606	Federal National Mortgage Association, 4.00%, 10/01/24	108,337
1,617,425	Federal National Mortgage Association, 3.41%, 02/01/27	1,676,476
2,295,979	Federal National Mortgage Association, 3.31%, 01/01/33	2,270,596
1,115,464	Federal National Mortgage Association, 5.80%, 12/01/33	1,172,528
289,078	Federal National Mortgage Association, 5.00%, 08/01/34	316,414
18,466	Federal National Mortgage Association, 5.50%, 08/01/37	20,440
95,361	Federal National Mortgage Association, 6.00%, 09/01/38	108,504
190,643	Federal National Mortgage Association, 4.50%, 06/01/39	206,935
404,718	Federal National Mortgage Association, 4.50%, 01/01/40	441,981
266,837	Federal National Mortgage Association, 4.50%, 12/01/40	288,538
895,695	Federal National Mortgage Association, 4.00%, 04/01/41	951,549
285,655	Federal National Mortgage Association, 4.00%, 02/01/42	304,384
969,575	Federal National Mortgage Association, 3.00%, 07/01/43	974,054
1,338,371	Federal National Mortgage Association, 4.00%, 10/01/43	1,415,947
1,529,932	Federal National Mortgage Association, 4.50%, 08/01/44	1,664,734
2,669,049	Federal National Mortgage Association, 4.00%, 11/01/44	2,825,835
992,681	Federal National Mortgage Association, 3.50%, 06/01/45	1,025,462
4,303,123	Federal National Mortgage Association, 4.00%, 04/01/46	4,524,829
1,974,649	Federal National Mortgage Association Interest Only, 0.82%, 02/25/22 (b)	51,764
4,797,231	Federal National Mortgage Association Interest Only, 0.65%, 07/25/22 (b)	111,407
1,733,293	Federal National Mortgage Association Interest Only, 2.80%, 01/25/39 (b)	210,474
375,272	Federal National Mortgage Association REMIC, 5.00%, 02/25/32	415,719
635,492	Federal National Mortgage Association REMIC, 4.00%, 01/25/33	679,176
183,945	Federal National Mortgage Association REMIC, 5.50%, 08/25/34	187,435

Shares or Principal Amount	Security Description	Value

$292,082	Federal National Mortgage Association REMIC, 3.00%, 04/25/37	$293,868
1,112,364	Federal National Mortgage Association REMIC, 4.00%, 07/25/39	1,136,274
902,947	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	906,330
1,679,032	Federal National Mortgage Association REMIC, 1.50%, 01/25/40	1,645,674
448,500	Federal National Mortgage Association REMIC, 3.50%, 05/25/41	465,998
1,699,844	Federal National Mortgage Association REMIC, 3.00%, 08/25/43	1,735,795
1,840,000	Federal National Mortgage Association REMIC, 3.00%, 08/25/45	1,884,116

		30,991,000
Government National Mortgage Association - 0.8%
1,174,088	Government National Mortgage Association, 3.00%, 03/20/43	1,188,580
459,794	Government National Mortgage Association REMIC, 4.74%, 06/20/61 (b)	471,112

		1,659,692
Small Business Administration Participation Certificates - 0.1%
170,900	Small Business Administration Participation Certificates, 2.88%, 09/10/21	175,003

Total Government & Agency Obligations (Cost $84,436,278)	85,143,423

Exchange Traded Fund - 0.3%
7,447	iShares iBoxx $ High Yield Corporate Bond Fund	658,240

Total Exchange Traded Fund (Cost $643,763)	658,240

Investment Company - 0.7%
142,154	Federated Institutional High-Yield Bond Fund, Institutional Shares	1,432,908

Total Investment Company (Cost $1,299,011)	1,432,908

Short-Term Investments – 2.3%
Investment Company - 2.3%
4,741,138	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (f)	4,741,138

Total Short-Term Investments (Cost $4,741,138)	4,741,138

Total Investments - 100.5% (Cost $204,144,033)	205,893,521

Other liabilities in excess of assets – (0.5)%	(1,108,262)
NET ASSETS – 100.0%	$204,785,259

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

INCOME FUND

(a)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of June 30, 2017, the aggregate value of these liquid securities were $37,169,123 or 18.2% of net assets.

(b)	Variable rate security. Rate presented is as of June 30, 2017.
(c)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2017.
(d)	Perpetual maturity security.
(e)	U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(f)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

ABS	Asset Backed Security
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

Government & Agency Obligations - 97.2%
GOVERNMENT SECURITIES - 97.2%
Municipals - 97.2%
Iowa – 0.3%
$125,000	Xenia Rural Water District, Iowa RB, 2.00%, 12/01/18	$125,655
100,000	Xenia Rural Water District, Iowa RB, 3.00%, 12/01/20	103,273
		228,928
Nebraska – 96.2%
210,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.30%, 10/15/23	207,089
185,000	Cass County Sanitary & Improvement District No. 1, Nebraska GO, 2.40%, 10/15/24	181,955
250,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.20%, 12/15/19	250,060
100,000	Cass County School District No. 56 Conestoga, Nebraska GO, 1.30%, 12/15/20	100,235
500,000	City of Bellevue NE, Nebraska GO, 1.65%, 12/15/20	506,885
215,000	City of Blair NE, Nebraska GO, 2.15%, 09/15/23	217,862
220,000	City of Blair NE, Nebraska GO, 2.30%, 09/15/24	223,016
345,000	City of Fremont NE Combined Utility System Revenue, Nebraska RB, 3.00%, 10/15/25	355,930
65,000	City of Grand Island NE Electric System Revenue, Nebraska RB, 5.00%, 08/15/27	76,002
275,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/21	275,561
300,000	City of Hastings NE Combined Utility Revenue, Nebraska RB, 4.50%, 10/15/26	300,558
260,000	City of La Vista NE, Nebraska GO, 1.00%, 05/01/21	255,845
55,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	64,540
110,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 5.00%, 09/01/28	128,011
250,000	City of Lincoln NE Electric System Revenue, Nebraska RB, 3.13%, 09/01/30	250,645
130,000	City of Lincoln NE, Nebraska Certificate of Participation, 2.00%, 09/15/17	130,126

Principal Amount	Security Description	Value

$650,000	City of Lincoln NE, Nebraska GO, 3.00%, 05/15/20	$682,961
210,000	City of Lincoln NE, Nebraska RB, 2.00%, 04/01/18	211,258
515,000	City of Lincoln NE, Nebraska RB, 2.50%, 04/01/20	526,521
700,000	City of Lincoln NE, Nebraska RB, 4.50%, 08/15/22	766,248
480,000	City of Lincoln NE, Nebraska RB, 4.00%, 08/15/26	517,666
500,000	City of Lincoln NE, Nebraska RB, 3.55%, 04/01/27	519,215
87,000	City of Ogallala NE, Nebraska Certificate of Participation, 1.15%, 10/15/19	85,955
200,000	City of Omaha NE Sewer Revenue, Nebraska RB, 5.00%, 04/01/24	240,846
575,000	City of Omaha NE, Nebraska GO, 5.25%, 04/01/20	636,174
200,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	205,900
75,000	City of Omaha NE, Nebraska GO, 4.38%, 06/01/22	77,262
800,000	City of Omaha NE, Nebraska GO, 5.75%, 10/15/28	847,904
190,000	City of Omaha NE, Nebraska RB, 5.00%, 02/01/26	216,552
500,000	City of Omaha NE, Series A, Nebraska GO, 6.50%, 12/01/30	700,895
200,000	City of Omaha NE, Series A, Nebraska GO, 5.00%, 05/01/33	230,094
500,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/20	536,955
470,000	City of Omaha NE, Series B, Nebraska GO, 4.00%, 04/15/22	524,172
105,000	City of Papillion NE Water Revenue, Nebraska RB, 1.80%, 10/01/20	105,412
105,000	City of Papillion NE Water Revenue, Nebraska RB, 2.05%, 10/01/21	105,778
550,000	County of Douglas NE, Nebraska RB, 5.60%, 07/01/25	613,558
120,000	County of Douglas NE, Nebraska RB, 3.60%, 10/01/27	120,031
250,000	County of Sarpy NE, Nebraska Certificate of Participation, 2.80%, 12/15/20	260,167
280,000	Crete Public Schools No. 2, Nebraska GO, 3.00%, 12/15/18	287,750
195,000	Douglas County Hospital Authority No. 1, Nebraska RB, 5.25%, 09/01/21	214,116
495,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.13%, 08/15/18	497,227
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$1,500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.75%, 09/01/28	$1,556,355
500,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.50%, 01/01/30	542,615
1,000,000	Douglas County Hospital Authority No. 2, Nebraska RB, 4.00%, 05/15/32	1,051,000
100,000	Douglas County Hospital Authority No. 2, Nebraska RB, 5.75%, 11/01/48	105,841
690,000	Douglas County Hospital Authority No. 3, Nebraska RB, 5.75%, 11/01/48	732,656
750,000	Douglas County Public Facilities Corp., Nebraska RB, 2.00%, 05/01/24	759,270
85,000	Douglas County Sanitary & Improvement District No. 281, Nebraska GO, 1.70%, 02/15/20	84,957
40,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 1.85%, 08/15/17	40,011
50,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.10%, 08/15/18	50,010
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.35%, 08/15/19	55,021
55,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.65%, 08/15/20	55,039
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 2.85%, 08/15/21	65,064
65,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.00%, 08/15/22	65,070
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.35%, 08/15/24	100,118
100,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.50%, 08/15/25	100,114
105,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.60%, 08/15/26	105,065
110,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 3.70%, 08/15/27	110,068
155,000	Douglas County Sanitary & Improvement District No. 412, Nebraska GO, 4.05%, 08/15/32	155,050

Principal Amount	Security Description	Value

$585,000	Douglas County Sanitary & Improvement District No. 464, Nebraska GO, 3.65%, 03/15/33	$585,731
260,000	Douglas County Sanitary & Improvement District No. 484, Nebraska GO, 3.00%, 08/15/29	250,245
65,000	Douglas County Sanitary & Improvement District No. 485, Nebraska GO, 2.65%, 10/01/20	65,099
170,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 2.75%, 11/15/25	170,187
165,000	Douglas County Sanitary & Improvement District No. 497, Nebraska GO, 3.65%, 11/15/32	165,323
100,000	Douglas County Sanitary & Improvement District No. 503, Nebraska GO, 1.90%, 08/15/17	100,104
105,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.85%, 03/15/33	100,337
295,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.90%, 03/15/34	281,035
210,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 3.95%, 03/15/35	199,450
190,000	Douglas County Sanitary & Improvement District No. 509, Nebraska GO, 4.00%, 03/15/36	179,911
255,000	Douglas County Sanitary & Improvement District No. 515, Nebraska GO, 3.75%, 12/15/32	255,370
95,000	Douglas County Sanitary & Improvement District No. 535, Nebraska GO, 2.55%, 10/15/20	95,186
115,000	Douglas County Sanitary & Improvement District No. 541, Nebraska GO, 2.95%, 07/15/24	117,307
100,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.05%, 05/15/29	95,839
85,000	Douglas County Sanitary & Improvement District No. 549, Nebraska GO, 3.10%, 05/15/30	80,951
750,000	Douglas County School District No. 59, Nebraska GO, 3.00%, 12/15/35	703,245
200,000	Elkhorn School District No. 10, Nebraska GO, 3.00%, 06/15/18	203,758
100,000	Elkhorn School District No. 10, Nebraska GO, 3.00%, 12/15/18	102,768
700,000	Elkhorn School District No. 10, Nebraska GO, 5.00%, 01/15/30	792,687
665,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/34	709,143

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$1,430,000	Elkhorn School District No. 10, Nebraska GO, 4.00%, 12/15/35	$1,516,872
250,000	Elkhorn School District No. 10, Series B, Nebraska GO, 4.00%, 01/15/32	263,210
15,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 0.65%, 10/15/17	14,982
68,000	Elm Creek Rural Fire Protection District No. 7, Nebraska GO, 1.40%, 10/15/20	67,978
385,000	Gering School District No. 16, Nebraska GO, 5.00%, 12/01/23	441,934
185,000	Grand Island Public Schools No. 2, Nebraska GO, 4.00%, 12/15/24	202,629
735,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/24	838,348
265,000	Gretna Public Schools No. 37, Nebraska GO, 4.00%, 12/15/25	301,562
400,000	Knox County School District #501, Nebraska GO, 2.00%, 12/15/19	396,512
1,300,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/21	1,374,620
140,000	Lancaster County Correctional Facility Joint Public Agency, Nebraska GO, 5.00%, 12/01/22	148,036
750,000	Lancaster County School District No. 1, Nebraska GO, 4.00%, 01/15/26	850,582
200,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/25	224,176
500,000	Lincoln County Hospital Authority No. 1, Nebraska RB, 5.00%, 11/01/32	544,865
500,000	Lincoln-Lancaster County Public Building Commission, Nebraska RB, 3.00%, 12/01/26	534,265
1,000,000	Loup River Public Power District, Nebraska RB, 2.00%, 12/01/26	988,970
415,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 4.00%, 03/01/20	443,332
500,000	Metropolitan Community College Area, Nebraska Certificate of Participation, 3.00%, 03/01/26	530,540
1,000,000	Metropolitan Utilities District of Omaha, Nebraska RB, 5.00%, 12/01/21	1,152,720
180,000	Mid-Plains Community College Area Facilities Corp., Series B, Nebraska RB, 3.00%, 10/15/25	183,256
210,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/25	243,111

Principal Amount	Security Description	Value

$200,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/26	$227,074
540,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/27	611,534
1,475,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/30	1,662,576
140,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.00%, 04/01/31	157,602
250,000	Municipal Energy Agency of Nebraska, Series A, Nebraska RB, 5.38%, 04/01/39	268,145
540,000	Nebraska Investment Finance Authority, Nebraska RB, 1.40%, 09/01/20	540,913
445,000	Nebraska Investment Finance Authority, Nebraska RB, 1.50%, 03/01/21	447,367
175,000	Nebraska Investment Finance Authority, Series A, Nebraska RB, 2.35%, 09/01/24	178,357
150,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/26	171,852
200,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/27	228,950
600,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/29	682,392
1,050,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/32	1,184,515
540,000	Nebraska Public Power District, Series A, Nebraska RB, 5.00%, 01/01/34	604,741
1,995,000	Nebraska Public Power District, Series C, Nebraska RB, 5.00%, 01/01/31	2,212,635
1,000,000	Nebraska State College Facilities Corp., Nebraska RB, 5.00%, 07/15/26	1,224,390
315,000	Nebraska State Colleges, Series A, Nebraska RB, 3.00%, 07/01/25	315,101
535,000	Omaha Airport Authority, Nebraska RB, 3.75%, 01/01/19	556,165
805,000	Omaha Public Facilities Corp., Nebraska RB, 5.00%, 06/01/26	863,789
285,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 5.00%, 06/01/20	314,939
700,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 5.00%, 06/01/21	795,662
1,000,000	Omaha Public Facilities Corp., Series A, Nebraska RB, 4.00%, 06/01/28	1,115,660
100,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.30%, 02/01/26	102,475
See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Principal Amount	Security Description	Value

$500,000	Omaha Public Power District, Nebraska City Station Unit 2, Series A, Nebraska RB, 5.35%, 02/01/27	$512,520
190,000	Omaha Public Power District, Series A, Nebraska RB, 4.65%, 02/01/28	200,556
205,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/31	219,664
200,000	Omaha Public Power District, Series A, Nebraska RB, 4.00%, 02/01/34	211,368
1,170,000	Omaha Public Power District, Series B, Nebraska RB, 5.00%, 02/01/29	1,322,685
500,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/29	560,225
1,435,000	Omaha Public Power District, Series C, Nebraska RB, 5.00%, 02/01/30	1,605,722
650,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/22	697,196
180,000	Omaha School District No. 1, Nebraska GO, 3.00%, 12/15/32	181,195
620,000	Omaha School District No. 1, Nebraska GO, 3.13%, 12/15/33	626,783
1,500,000	Omaha School District No. 1, Nebraska GO, 4.00%, 12/15/39	1,571,790
590,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/22	608,101
245,000	Omaha-Douglas Public Building Commission, Nebraska GO, 4.50%, 05/01/23	252,495
400,000	Papillion La Vista School District, Nebraska GO, 1.75%, 12/01/22	404,952
235,000	Papillion-La Vista School District No. 27, Nebraska GO, 5.00%, 12/01/23	247,958
200,000	Papio-Missouri River Natural Resource District, Nebraska GO, 4.00%, 12/15/24	203,596
125,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/26	150,268
280,000	Platte County School District No. 1, Columbus Public Schools, Nebraska GO, 5.00%, 12/15/28	331,002
75,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 2.45%, 10/15/22	75,090
160,000	Sarpy County Sanitary & Improvement District No. 191, Nebraska GO, 3.55%, 10/15/32	160,181
250,000	Sarpy County Sanitary & Improvement District No. 213, Nebraska GO, 3.20%, 11/15/29	250,120
100,000	Sarpy County Sanitary & Improvement District No. 242, Nebraska GO, 3.00%, 03/15/27	101,587

Principal Amount	Security Description	Value

$490,000	Sarpy County Sanitary & Improvement District No. 257, Nebraska GO, 3.75%, 04/15/31	$483,228
245,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.35%, 04/15/26	245,588
475,000	Sarpy County Sanitary & Improvement District No. 261, Nebraska GO, 3.80%, 04/15/33	474,420
120,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 3.95%, 02/15/32	122,058
110,000	Sarpy County Sanitary & Improvement District No. 279, Nebraska GO, 5.15%, 02/15/34	113,366
200,000	Sarpy County Sanitary & Improvement District No. 68, Nebraska GO, 2.75%, 12/15/23	200,158
60,000	Sarpy County Sanitary & Improvement District No. 97, Nebraska GO, 2.35%, 02/15/18	60,023
600,000	Southern Public Power District, Nebraska RB, 5.00%, 12/15/22	633,552
200,000	State of Nebraska, Series A, Nebraska Certification of Participation, 1.40%, 03/15/20	200,104
200,000	State of Nebraska, Series A, Nebraska Certification of Participation, 1.60%, 03/15/21	200,682
745,000	University of Nebraska Facilities Corp., Nebraska RB, 2.00%, 07/15/19	757,188
1,000,000	University of Nebraska Facilities Corp., Nebraska RB, 5.00%, 12/15/20	1,124,490
160,000	University of Nebraska, Nebraska RB, 3.00%, 05/15/18	162,797
50,000	University of Nebraska, Series A, Nebraska RB, 4.25%, 07/01/21	52,346
85,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	89,925
525,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/22	545,711
400,000	University of Nebraska, Series A, Nebraska RB, 5.00%, 07/01/23	423,176
650,000	University of Nebraska, Series A, Nebraska RB, 4.50%, 07/01/28	672,464
1,000,000	University of Nebraska, Series A, Nebraska RB, 4.00%, 07/01/31	1,092,260
100,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/22	115,741
200,000	West Haymarket Joint Public Agency, Nebraska GO, 5.00%, 12/15/26	230,732
105,000	West Haymarket Joint Public Agency, Nebraska GO, 4.00%, 12/15/28	112,357

		68,578,691

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

NEBRASKA TAX-FREE FUND

Shares or Principal Amount	Security Description	Value

North Dakota – 0.7%

$500,000	City of Fargo ND, Series B, North Dakota GO, 3.00%, 05/01/34	$482,000

Total Government Securities (Cost $69,401,317)	69,289,619

Short-Term Investments - 2.1%
Investment Company - 2.1%
1,502,277	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (a)	1,502,277

Total Short-Term Investments (Cost $1,502,277)	1,502,277

Total Investments - 99.3% (Cost $70,903,594)	70,791,896

Other assets in excess of other liabilities – 0.7%	511,686
NET ASSETS – 100.0%	$71,303,582

(a)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

GO General Obligation
RB	Revenue Bond

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

BALANCED FUND

Shares	Security Description	Value

Common Stocks - 63.8%
Consumer Discretionary - 7.7%
25,900	Comcast Corp. - Class A	$1,008,028
7,500	Newell Brands, Inc.	402,150
11,900	NIKE, Inc. - Class B	702,100
1,750	O'Reilly Automotive, Inc. (a)	382,795
5,100	Royal Caribbean Cruises, Ltd.	557,073
13,100	Starbucks Corp.	763,861
7,500	The Home Depot, Inc.	1,150,500
380	The Priceline Group, Inc. (a)	710,797
1,740	Ulta Beauty, Inc. (a)	499,972

		6,177,276
Consumer Staples - 5.2%
10,900	Church & Dwight Co., Inc.	565,492
4,000	Constellation Brands, Inc. - Class A	774,920
4,400	Costco Wholesale Corp.	703,692
4,600	CVS Health Corp.	370,116
7,200	Dr. Pepper Snapple Group, Inc.	655,992
14,080	Lamb Weston Holdings, Inc. - Class A	620,083
4,400	The J.M. Smucker Co.	520,652

		4,210,947
Energy - 3.9%
4,700	Diamondback Energy, Inc. (a)	417,407
5,800	EOG Resources, Inc.	525,016
10,700	Exxon Mobil Corp.	863,811
7,100	Occidental Petroleum Corp.	425,077
4,500	Phillips 66	372,105
7,900	Schlumberger, Ltd.	520,136

		3,123,552
Financials - 9.7%
10,000	BankUnited, Inc.	337,100
1,210	BlackRock, Inc.	511,116
4,900	Chubb, Ltd.	712,362
5,800	CME Group, Inc.	726,392
1,050	FactSet Research Systems, Inc.	174,489
12,300	First American Financial Corp.	549,687
35,400	Huntington Bancshares, Inc.	478,608
15,800	JPMorgan Chase & Co.	1,444,120
27,500	KeyCorp	515,350
8,600	Northern Trust Corp.	836,006
3,100	Signature Bank (a)	444,943
14,800	U.S. Bancorp, Series A	768,416
5,000	Wells Fargo & Co.	277,050

		7,775,639
Health Care - 9.3%
3,190	Allergan PLC	775,457
13,300	AMN Healthcare Services, Inc. (a)	519,365
10,200	Baxter International, Inc.	617,508
1,650	Biogen, Inc. (a)	447,744
850	Bioverativ, Inc. (a)	51,145
23,100	Boston Scientific Corp. (a)	640,332
4,900	Celgene Corp. (a)	636,363
4,800	Centene Corp. (a)	383,424

Shares	Security Description	Value

4,800	Edwards Lifesciences Corp. (a)	$567,552
9,800	Eli Lilly & Co.	806,540
4,200	Laboratory Corp. of America Holdings (a)	647,388
4,200	Thermo Fisher Scientific, Inc.	732,774
9,900	Zoetis, Inc.	617,562

		7,443,154
Industrials - 7.2%
3,900	FedEx Corp.	847,587
10,850	Fortune Brands Home & Security, Inc.	707,854
23,000	General Electric Co.	621,230
11,400	HD Supply Holdings, Inc. (a)	349,182
14,500	KAR Auction Services, Inc.	608,565
7,400	MasTec, Inc. (a)	334,110
5,000	Quanta Services, Inc. (a)	164,600
1,700	Roper Technologies, Inc.	393,601
13,700	Southwest Airlines Co.	851,318
3,900	The Middleby Corp. (a)	473,889
8,500	The Timken Co.	393,125

		5,745,061
Information Technology - 14.4%
4,650	Adobe Systems, Inc. (a)	657,696
1,888	Alphabet, Inc. - Class C (a)	1,715,682
14,900	Apple, Inc.	2,145,898
2,900	Broadcom, Ltd.	675,845
7,800	CDW Corp.	487,734
20,000	Cisco Systems, Inc.	626,000
9,000	Facebook, Inc. - Class A (a)	1,358,820
11,100	Finisar Corp. (a)	288,378
3,300	FleetCor Technologies, Inc. (a)	475,893
5,900	MasterCard, Inc. - Class A	716,555
6,900	Microchip Technology, Inc.	532,542
17,800	Microsoft Corp.	1,226,954
3,900	Paychex, Inc.	222,066
4,200	Western Digital Corp.	372,120

		11,502,183
Materials - 2.2%
11,200	Berry Global Group, Inc. (a)	638,512
7,700	FMC Corp.	562,485
2,400	Martin Marietta Materials, Inc.	534,192

		1,735,189
Real Estate - 1.6%
6,200	American Tower Corp. REIT	820,384
3,700	DuPont Fabros Technology, Inc. REIT	226,292
6,000	Education Realty Trust, Inc. REIT	232,500

		1,279,176
Telecommunication Services - 0.9%
15,900	Verizon Communications, Inc.	710,094

Utilities - 1.7%
7,100	NextEra Energy, Inc.	994,923
4,700	Southwest Gas Holdings, Inc.	343,382

		1,338,305

Total Common Stocks (Cost $38,846,407)	51,040,576

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

Non-U.S. Government Agency Asset-Backed Securities - 5.9%
Asset Backed Securities - 2.2%
$365,000	BA Credit Card Trust, 1.36%, 09/15/20	$364,720
380,000	Cabela's Credit Card Master Note Trust, 2.71%, 02/17/26 (b)	382,700
300,000	Capital One Multi-Asset Execution Trust, 1.48%, 07/15/20	300,084
241,000	Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	243,129
145,000	Eaton Vance CLO, Ltd., 2.36%, 07/15/26 (b)(c)	144,999
170,000	Magnetite IX CLO, Ltd., 2.16%, 07/25/26 (b)(c)	170,000
196,656	Preferred Term Securities XII, Ltd./Preferred Term Securities XII, Inc., 1.97%, 12/24/33 (b)(c)	177,974

		1,783,606
Non-Agency Commercial Mortgage Backed Securities - 2.2%
375,000	American Tower Trust #1, 3.07%, 03/15/23 (b)	377,814
170,406	Bayview Commercial Asset Trust REMIC, 2.09%, 12/25/33 (b)(c)	159,424
118,976	Bear Stearns Commercial Mortgage Securities Trust REMIC, 5.69%, 06/11/50 (c)	119,430
265,000	FREMF Mortgage Trust REMIC, 4.30%, 09/25/44 (b)(c)	271,000
310,000	FREMF Mortgage Trust REMIC, 2.50%, 03/25/45 (b)(c)	309,615
470,777	JP Morgan Chase Commercial Mortgage Securities Trust REMIC, 4.11%, 07/15/46 (b)	478,830
76,389	Wells Fargo-RBS Commercial Mortgage Trust REMIC, 1.19%, 03/15/47	76,150

		1,792,263
Non-Agency Residential Mortgage Backed Securities - 1.5%
160,000	Bayview Financial Mortgage Pass-Through Trust REMIC, 2.62%, 04/28/39 (c)	159,244
60,506	Citicorp Residential Mortgage Trust REMIC, 5.42%, 07/25/36 (d)	60,886
120,050	Citicorp Residential Mortgage Trust REMIC, 5.62%, 09/25/36 (d)	121,730
75,312	Citigroup Mortgage Loan Trust REMIC, 4.00%, 01/25/35 (b)(c)	78,365
57,457	Conseco Financial Corp., 7.30%, 09/15/26 (c)	57,884
354,171	GSAMP Trust REMIC, 1.72%, 05/25/36 (b)(c)	349,235
27,271	HSBC Home Equity Loan Trust USA, 2.51%, 11/20/36 (c)	27,335

Principal Amount	Security Description	Value

$95,863	Lehman ABS Manufactured Housing Contract Trust REMIC, 4.35%, 04/15/40	$97,124
111,220	New Residential Mortgage Loan Trust, 3.75%, 08/25/55 (b)(c)	114,746
115,549	Towd Point Mortgage Trust REMIC, 3.50%, 02/25/55 (b)(c)	118,279

		1,184,828

Total Non-U.S. Government Agency Asset-Backed Securities (Cost $4,784,222)	4,760,697

Corporate Bonds - 13.4%
Consumer Discretionary - 1.6%
330,000	CBS Corp., 4.00%, 01/15/26	341,507
100,000	Hanesbrands, Inc., 4.63%, 05/15/24 (b)	101,500
275,000	Newell Brands, Inc., 4.00%, 06/15/22	289,075
210,000	Newell Brands, Inc., 4.20%, 04/01/26	222,996
315,000	Whirlpool Corp., 4.70%, 06/01/22	343,018

		1,298,096
Consumer Staples - 1.4%
285,000	Anheuser-Busch InBev Finance, Inc., 3.30%, 02/01/23	293,437
375,000	Church & Dwight Co., Inc., 2.88%, 10/01/22	378,557
410,000	PepsiCo., Inc., 2.85%, 02/24/26	408,955

		1,080,949
Energy - 0.7%
210,000	Anadarko Petroleum Corp., 3.45%, 07/15/24	205,150
155,000	ConocoPhillips Co., 2.88%, 11/15/21	157,473
205,000	EOG Resources, Inc., 4.15%, 01/15/26	215,409

		578,032
Financials - 5.7%
200,000	American Honda Finance Corp., 1.60%, 02/16/18 (b)	200,185
380,000	Bank of America Corp., MTN, 4.13%, 01/22/24	401,028
315,000	CBRE Services, Inc., 5.00%, 03/15/23	328,191
300,000	Citigroup, Inc., 2.55%, 04/08/19	302,833
395,000	CME Group, Inc., 3.00%, 03/15/25	398,564
400,000	JPMorgan Chase & Co., Series 1, 7.90%, (callable at 100 beginning 04/30/18) (c)(e)	415,800
425,000	Metropolitan Life Global Funding I, 2.30%, 04/10/19 (b)	428,573
360,000	Morgan Stanley, GMTN, 3.75%, 02/25/23	374,326
290,000	Prudential Financial, Inc., MTN, Series D, 7.38%, 06/15/19	319,669
250,000	Regions Bank/Birmingham AL, BKNT, 7.50%, 05/15/18	261,723
265,000	The Goldman Sachs Group, Inc., 3.00%, 04/26/22	267,450

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

BALANCED FUND

Principal Amount	Security Description	Value

$345,000	The Hartford Financial Services Group, Inc., 5.50%, 03/30/20	$374,869
130,000	U.S. Bancorp, Series J, 5.30%, 10/15/49 (c)	138,450
310,000	Wells Fargo & Co., Series K, 7.98%, (callable at 100 beginning 03/15/18) (c)(e)	323,098

		4,534,759
Health Care - 0.2%
132,000	Becton Dickinson and Co., 3.73%, 12/15/24	134,174

Industrials - 1.0%
285,000	Burlington Northern Santa Fe, LLC, 3.75%, 04/01/24	302,098
150,000	Roper Technologies, Inc., 2.80%, 12/15/21	151,261
375,000	Textron, Inc., 3.65%, 03/01/21	386,571

		839,930
Information Technology - 1.1%
155,000	eBay, Inc., 3.60%, 06/05/27	152,798
350,000	Oracle Corp., 3.40%, 07/08/24	364,498
330,000	QUALCOMM, Inc., 3.45%, 05/20/25	339,221

		856,517
Materials - 0.5%
401,000	The Mosaic Co., 4.25%, 11/15/23	421,889

Telecommunication Services - 1.2%
330,000	AT&T, Inc., 3.80%, 03/15/22	341,524
210,000	AT&T, Inc., 3.95%, 01/15/25	214,046
345,000	Verizon Communications, Inc., 5.15%, 09/15/23	383,170

		938,740

Total Corporate Bonds (Cost $10,519,430)	10,683,086

Government & Agency Obligations - 14.0%
GOVERNMENT SECURITIES - 13.4%
Municipals - 1.6%
350,000	California State University, California RB, 5.45%, 11/01/22	403,189
250,000	City of Aurora IL, Series A, Illinois GO, 4.25%, 12/30/17	252,945
250,000	City of Industry CA, California RB, 7.00%, 01/01/21	281,603
200,000	Santa Monica Community College District, Series A1-B, California GO, 5.73%, 08/01/24	219,296
100,000	Vista Community Development Commission, California Tax Allocation Bond, 7.61%, 09/01/21	115,605

		1,272,638

Shares or Principal Amount	Security Description	Value

Treasury Inflation Index Securities - 0.8%
$658,405	U.S. Treasury Inflation Indexed Note, 0.13%, 01/15/22 (f)	$657,965

U.S. Treasury Securities - 11.0%
3,055,000	U.S. Treasury Note, 2.00%, 02/28/21	3,088,892
3,030,000	U.S. Treasury Note, 1.63%, 11/15/22	2,979,105
2,755,000	U.S. Treasury Note, 2.13%, 05/15/25	2,737,351

		8,805,348

Total Government Securities (Cost $10,565,481)	10,735,951

U.S. GOVERNMENT MORTGAGE BACKED-SECURITIES - 0.6%
Federal Home Loan Mortgage Corp. - 0.3%
215,002	Federal Home Loan Mortgage Corp. REMIC, 4.00%, 03/15/40	226,241

Federal National Mortgage Association - 0.3%
111,164	Federal National Mortgage Association, 3.50%, 12/01/26	115,722
137,114	Federal National Mortgage Association REMIC, 2.50%, 09/25/39	137,628

		253,350

Total U.S. Government Mortgage Backed-Securities (Cost $482,989)	479,591

Total Government & Agency Obligations (Cost $11,048,470)	11,215,542

Short-Term Investments - 2.2%
Investment Company - 2.2%
1,731,963	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (g)	1,731,963

Total Short-Term Investments (Cost $1,731,963)	1,731,963

Total Investments - 99.3% (Cost $66,930,492)	79,431,864

Other assets in excess of liabilities – 0.7%	548,900
NET ASSETS – 100.0%	$79,980,764

See accompanying Notes to Portfolio Investments.

(a)	Non-income producing security.
(b)
144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds' Board of Directors. As of June 30, 2017, the aggregate value of these liquid securities was $3,863,239 or 4.8% of net assets.

(c)	Variable rate security. Rate presented is as of June 30, 2017.
(d)	Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of June 30, 2017.
(e)	Perpetual maturity security.
(f)	U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(g)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

ABS	Asset Backed Security
BKNT	Banknote
CLO	Collateralized Loan Obligation
GMTN	Global Medium Term Note
GO	General Obligation
LLC	Limited Liability Company
MTN	Medium Term Note
PLC	Public Limited Company
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMIC	Real Estate Investment Conduit

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

Common Stocks - 97.0%
Consumer Discretionary - 22.4%
1,660	AutoZone, Inc. (a)	$946,963
22,800	Big Lots, Inc.	1,101,240
17,800	Carter's, Inc.	1,583,310
33,900	Dick's Sporting Goods, Inc.	1,350,237
42,200	Discovery Communications, Inc. - Class C (a)	1,063,862
31,500	DR Horton, Inc.	1,088,955
5,500	Expedia, Inc.	819,225
44,300	Five Below, Inc. (a)	2,187,091
17,600	Foot Locker, Inc.	867,328
8,700	Grand Canyon Education, Inc. (a)	682,167
17,900	Hanesbrands, Inc.	414,564
31,100	La-Z-Boy, Inc.	1,010,750
19,000	Lions Gate Entertainment Corp. - Class A	536,180
69,200	Lions Gate Entertainment Corp. - Class B (a)	1,818,576
67,150	Newell Brands, Inc.	3,600,583
5,700	O'Reilly Automotive, Inc. (a)	1,246,818
42,100	Restaurant Brands International, Inc.	2,632,934
18,900	Royal Caribbean Cruises, Ltd.	2,064,447
6,500	The Madison Square Garden Co. - Class A (a)	1,279,850
5,800	Ulta Beauty, Inc. (a)	1,666,572
12,860	Visteon Corp. (a)	1,312,492

		29,274,144
Consumer Staples - 8.9%
44,300	Church & Dwight Co., Inc.	2,298,284
32,000	Lamb Weston Holdings, Inc.	1,409,280
27,000	Post Holdings, Inc. (a)	2,096,550
16,300	Spectrum Brands Holdings, Inc.	2,038,152
26,900	Sprouts Farmers Market, Inc. (a)	609,823
11,900	The J.M. Smucker Co.	1,408,127
20,700	TreeHouse Foods, Inc. (a)	1,690,983

		11,551,199
Energy - 1.7%
9,010	Concho Resources, Inc. (a)	1,094,985
19,000	EQT Corp.	1,113,210

		2,208,195
Financials - 5.5%
49,500	E*TRADE Financial Corp. (a)	1,882,485
6,900	FactSet Research Systems, Inc.	1,146,642
15,400	First American Financial Corp.	688,226
97,300	KeyCorp	1,823,402
17,200	Northern Trust Corp.	1,672,012

		7,212,767
Health Care - 13.4%
100,300	Allscripts Healthcare Solutions, Inc. (a)	1,279,828
17,200	Bio-Techne Corp.	2,021,000
22,800	Centene Corp. (a)	1,821,264
12,600	Edwards Lifesciences Corp. (a)	1,489,824

Shares	Security Description	Value

47,800	Inovalon Holdings, Inc. - Class A (a)	$628,570
31,200	Insulet Corp. (a)	1,600,872
11,600	Mallinckrodt PLC (a)	519,796
21,500	PerkinElmer, Inc.	1,465,010
20,200	Seattle Genetics, Inc. (a)	1,045,148
9,040	Teleflex, Inc.	1,878,151
5,900	The Cooper Cos., Inc.	1,412,578
38,300	Zoetis, Inc.	2,389,154

		17,551,195
Industrials - 13.6%
16,394	Dover Corp.	1,315,127
27,700	Fortune Brands Home & Security, Inc.	1,807,148
37,400	HD Supply Holdings, Inc. (a)	1,145,562
33,800	KAR Auction Services, Inc.	1,418,586
50,400	MasTec, Inc. (a)	2,275,560
17,000	Old Dominion Freight Line, Inc.	1,619,080
14,600	Orbital ATK, Inc.	1,436,056
73,800	Quanta Services, Inc. (a)	2,429,496
6,200	Roper Technologies, Inc.	1,435,486
11,600	The Middleby Corp. (a)	1,409,516
23,000	XPO Logistics, Inc. (a)	1,486,490

		17,778,107
Information Technology - 20.1%
13,400	Akamai Technologies, Inc. (a)	667,454
11,400	ARRIS International PLC (a)	319,428
16,600	Broadridge Financial Solutions, Inc.	1,254,296
22,700	Cavium, Inc. (a)	1,410,351
34,100	CDW Corp.	2,132,273
20,400	Citrix Systems, Inc. (a)	1,623,432
134,400	First Data Corp. - Class A (a)	2,446,080
14,600	Fiserv, Inc. (a)	1,786,164
10,900	FleetCor Technologies, Inc. (a)	1,571,889
20,370	IAC/InterActiveCorp. (a)	2,102,999
166,900	Infinera Corp. (a)	1,780,823
13,100	Jack Henry & Associates, Inc.	1,360,697
90,700	Knowles Corp. (a)	1,534,644
12,800	Lam Research Corp.	1,810,304
20,300	Microchip Technology, Inc.	1,566,754
35,900	Paychex, Inc.	2,044,146
50,300	Pure Storage, Inc. - Class A (a)	644,343
7,900	TiVo Corp.	147,335

		26,203,412
Materials - 5.2%
21,600	FMC Corp.	1,577,880
123,900	Graphic Packaging Holding Co.	1,707,342
7,600	Martin Marietta Materials, Inc.	1,691,608
138,800	Platform Specialty Products Corp. (a)	1,759,984

		6,736,814
Real Estate - 5.4%
83,160	American Homes 4 Rent - Class A REIT	1,876,921
49,560	CBRE Group, Inc. - Class A (a)	1,803,984
26,400	DuPont Fabros Technology, Inc. REIT	1,614,624

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

GROWTH OPPORTUNITIES FUND

Shares	Security Description	Value

90,000	Physicians Realty Trust REIT	$1,812,600

		7,108,129
Utilities - 0.8%
14,700	Southwest Gas Holdings, Inc.	1,073,982

Total Common Stocks (Cost $93,704,642)	126,697,944

Short-Term Investments - 3.0%
Investment Company - 3.0%
3,886,569	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (b)	3,886,569

Total Short-Term Investments (Cost $3,886,569)	3,886,569

Total Investments - 100.0% (Cost $97,591,211)	130,584,513

Other assets in excess of other liabilities – 0.0%	52,382
NET ASSETS – 100.0%	$130,636,895

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

SMALL COMPANY FUND

Shares	Security Description	Value

Common Stocks - 97.5%
Consumer Discretionary - 13.0%
589,300	Bojangles', Inc. (a)	$9,576,125
181,700	Dave & Buster's Entertainment, Inc. (a)	12,084,867
164,500	Dorman Products, Inc. (a)	13,615,665
122,300	Five Below, Inc. (a)	6,037,951
236,900	ILG, Inc.	6,512,381
376,900	MSG Networks, Inc. - Class A (a)	8,461,405
157,200	Nexstar Media Group, Inc. - Class A	9,400,560
161,900	Ollie's Bargain Outlet Holdings, Inc. (a)	6,896,940
594,500	Potbelly Corp. (a)	6,836,750
98,900	Sturm Ruger & Co., Inc.	6,146,635

		85,569,279
Consumer Staples - 1.1%
777,800	Amplify Snack Brands, Inc. (a)	7,497,992

Energy - 3.6%
896,500	Callon Petroleum Co. (a)	9,511,865
335,800	Matador Resources Co. (a)	7,176,046
155,100	PDC Energy, Inc. (a)	6,686,361

		23,374,272
Financials - 20.2%
131,200	Argo Group International Holdings, Ltd.	7,950,720
214,000	Columbia Banking System, Inc.	8,527,900
218,100	Great Western Bancorp, Inc.	8,900,661
316,500	MB Financial, Inc.	13,938,660
199,900	Mercantile Bank Corp.	6,292,852
886,100	Old National Bancorp	15,285,225
358,200	Selective Insurance Group, Inc.	17,927,910
354,600	Southside Bancshares, Inc.	12,389,724
261,300	Stifel Financial Corp. (a)	12,014,574
173,400	UMB Financial Corp.	12,980,724
445,286	United Bankshares, Inc.	17,455,211

		133,664,161
Health Care - 11.0%
136,900	Almost Family, Inc. (a)	8,439,885
304,000	AMN Healthcare Services, Inc. (a)	11,871,200
119,700	Analogic Corp.	8,696,205
128,600	Cambrex Corp. (a)	7,683,850
222,300	Genomic Health, Inc. (a)	7,235,865
250,900	Integra LifeSciences Holdings Corp. (a)	13,676,559
89,000	Masimo Corp. (a)	8,115,020
165,600	Omnicell, Inc. (a)	7,137,360

		72,855,944
Industrials - 15.3%
74,400	American Woodmark Corp. (a)	7,108,920
206,200	Barnes Group, Inc.	12,068,886
246,800	Forward Air Corp.	13,149,504
247,300	Franklin Electric Co., Inc.	10,238,220
242,600	Granite Construction, Inc.	11,703,024
525,300	Kforce, Inc.	10,295,880
178,000	Multi-Color Corp.	14,524,800

Shares	Security Description	Value

591,400	Navigant Consulting, Inc. (a)	$11,686,064
225,400	Tetra Tech, Inc.	10,312,050

		101,087,348
Information Technology - 18.9%
179,600	Ambarella, Inc. (a)	8,719,580
152,000	Anixter International, Inc. (a)	11,886,400
95,800	CACI International, Inc. - Class A (a)	11,979,790
538,300	CalAmp Corp. (a)	10,943,639
33,800	Coherent, Inc. (a)	7,604,662
207,700	ExlService Holdings, Inc. (a)	11,543,966
69,200	Littelfuse, Inc.	11,418,000
218,100	Methode Electronics, Inc.	8,985,720
146,800	Microsemi Corp. (a)	6,870,240
209,300	MTS Systems Corp.	10,841,740
260,300	PC Connection, Inc. (a)	7,043,718
160,300	Silicon Motion Technology Corp., ADR	7,731,269
286,900	Sykes Enterprises, Inc. (a)	9,619,757

		125,188,481
Materials - 5.8%
326,400	A Schulman, Inc.	10,444,800
126,500	Balchem Corp.	9,830,315
175,400	Carpenter Technology Corp.	6,565,222
144,200	Sensient Technologies Corp.	11,612,426

		38,452,763
Real Estate - 6.5%
527,900	Easterly Government Properties, Inc. REIT	11,059,505
288,400	Education Realty Trust, Inc. REIT	11,175,500
230,100	LTC Properties, Inc. REIT	11,824,839
343,100	Marcus & Millichap, Inc. (a)	9,044,116

		43,103,960
Utilities - 2.1%
159,300	IDACORP, Inc.	13,596,255

Total Common Stocks (Cost $539,445,491)	644,390,455

Short-Term Investments - 4.9%
Investment Company - 4.9%
32,625,236	BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (b)	32,625,236

Total Short-Term Investments (Cost $32,625,236)	32,625,236

Total Investments - 102.4% (Cost $572,070,727)	677,015,691

Other Assets & Liabilities, Net – (2.4)%	(15,665,624)
NET ASSETS – 100.0%	$661,350,067

(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of June 30, 2017.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying Notes to Portfolio Investments.

QUARTERLY REPORT 2017

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services-Investment Companies". The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation
The net asset value ("NAV") per share of each Fund is determined each business day as of the close of the New York Stock Exchange ("NYSE"), which is normally 4 p.m. Eastern Time. In valuing a Fund's assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day's furnished price.

Securities for which quotations are not readily available are valued at fair value as determined in good faith by the Company's Fair Value Committee ("Fair Value Committee") pursuant to procedures established by the Company's Board of Directors ("Board"). Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Fair Value Committee's own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.

Under the Company's pricing and valuation procedures, the Board has delegated the daily operational oversight of the securities valuation function to the Fair Value Committee, which consists of representatives from the Funds' Adviser, Sub-Adviser, and the Treasurer, who serves on the committee as a non-voting member. The Fair Value Committee is responsible for determining fair valuations for any security for which market quotations are not readily available. For those securities fair valued under procedures adopted by the Board, the Fair Value Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Fair Valuation Committee's determinations are subject to review by the Funds' Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy. The basis of the tiers is dependent upon various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, securities subject to corporate actions, or ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security's underlying index, or comparable securities' models. Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.

To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2017, by category:

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Short-Intermediate Bond Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$51,747,569	$-	$51,747,569
Corporate Bonds	-	41,211,986	-	41,211,986
Government & Agency Obligations	-	33,619,620	-	33,619,620
Preferred Stocks	486,035	-	-	486,035
Short-Term Investments	2,050,266	-	-	2,050,266
Total	$2,536,301	$126,579,175	$-	$129,115,476

Income Fund
Non-U.S. Government Agency Asset-Backed Securities	$-	$53,248,181	$-	$53,248,181
Corporate Bonds	-	60,669,631	-	60,669,631
Government & Agency Obligations	-	85,143,423	-	85,143,423
Exchange Traded Fund	658,240	-	-	658,240
Investment Company	1,432,908	-	-	1,432,908
Short-Term Investments	4,741,138	-	-	4,741,138
Total	$6,832,286	$199,061,235	$-	$205,893,521

Nebraska Tax-Free Fund
Government & Agency Obligations	$-	$69,289,619	$-	$69,289,619
Short-Term Investments	1,502,277	-	-	1,502,277
Total	$1,502,277	$69,289,619	$-	$70,791,896

QUARTERLY REPORT 2017

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS
June 30, 2017 (Unaudited)

	LEVEL 1 – Quoted Prices	LEVEL 2 – Significant Observable Inputs	LEVEL 3 – Significant Unobservable Inputs	Total
Balanced Fund
Common Stocks	$51,040,576	$-	$-	$51,040,576
Non-U.S. Government Agency Asset-Backed Securities	-	4,760,697	-	4,760,697
Corporate Bonds	-	10,683,086	-	10,683,086
Government & Agency Obligations	-	11,215,542	-	11,215,542
Short-Term Investments	1,731,963	-	-	1,731,963
Total	$52,772,539	$26,659,325	$-	$79,431,864

Growth Opportunities Fund
Common Stocks	$126,697,944	$-	$-	$126,697,944
Short-Term Investments	3,886,569	-	-	3,886,569
Total	$130,584,513	$-	$-	$130,584,513

Small Company Fund
Common Stocks	$644,390,455	$-	$-	$644,390,455
Short-Term Investments	32,625,236	-	-	32,625,236
Total	$677,015,691	$-	$-	$677,015,691

The Funds recognize transfers between levels as of the beginning of the period.  There were no transfers into or out of Level 1, 2 or 3 during the period ended June 30, 2017. There were no Level 3 securities held by the Funds for the period ended June 30, 2017.

Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country's tax rules and rates.

2. Federal Income Taxes

As of June 30, 2017, the cost of investments and the components of net unrealized appreciation/(depreciation) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Short-Intermediate Bond Fund	$128,873,309	$1,047,089	$(804,922)	$242,167
Income Fund	204,144,033	3,626,678	(1,877,190)	1,749,488
Nebraska Tax-Free Fund	70,903,594	803,484	(915,182)	(111,698)
Balanced Fund	66,930,492	13,237,486	(736,114)	12,501,372
Growth Opportunities Fund	97,591,211	33,638,186	(644,884)	32,993,302
Small Company Fund	572,070,727	115,447,728	(10,502,764)	104,944,964

For additional information on the Funds' policies regarding valuation of investments and other significant accounting matters, please refer to the Funds' most recent annual or semi-annual report.

Item 2.  Controls and Procedures.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tributary Funds, Inc.

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	August 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Wade
Stephen C. Wade
President

Date	August 9, 2017

By	/s/ Karen Shaw
Karen Shaw
Treasurer

Date	August 9, 2017